COMMITMENTS AND CONTINGENCIES	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6.	Commitments and Contingencies

Commitments

As of December 31, 2025, the Group had no capital commitment.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of the consolidated financial statements.

17. COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2025 and June 30, 2026, the Group had no capital commitment.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of December 31, 2025 and June 30, 2026 and through the issuance date of the unaudited condensed consolidated financial statements.

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2024 and 2025, the Group had no capital commitment.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of December 31, 2024 and 2025 and through the issuance date of the consolidated financial statements.